JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.6%
Common Stocks — 82.2%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. (a)	13	2,805
RTX Corp. (a)	22	4,329
TransDigm Group, Inc. (a)	2	3,482
		10,616
Air Freight & Logistics — 0.1%
FedEx Corp.	1	238
Automobiles — 0.6%
General Motors Co.	27	2,235
Banks — 3.4%
Citigroup, Inc.	17	1,983
Fifth Third Bancorp (a)	57	2,866
Regions Financial Corp.	74	2,113
US Bancorp	41	2,301
Wells Fargo & Co. (a)	32	2,856
		12,119
Beverages — 0.5%
Keurig Dr Pepper, Inc.	9	238
PepsiCo, Inc.	11	1,747
		1,985
Biotechnology — 2.6%
AbbVie, Inc. (a)	12	2,705
Biogen, Inc. *	7	1,197
BioMarin Pharmaceutical, Inc. *	3	182
Neurocrine Biosciences, Inc. *	8	1,029
Regeneron Pharmaceuticals, Inc.	3	2,238
Vertex Pharmaceuticals, Inc. * (a)	4	2,111
		9,462
Broadline Retail — 1.0%
Amazon.com, Inc. * (a)	16	3,736
Building Products — 1.7%
Masco Corp.	15	997
Trane Technologies plc	13	5,244
		6,241
Capital Markets — 3.4%
Ameriprise Financial, Inc.	2	1,307
Charles Schwab Corp. (The) (a)	19	1,921
CME Group, Inc.	4	1,259
Intercontinental Exchange, Inc.	11	1,982
LPL Financial Holdings, Inc.	6	2,108
Morgan Stanley	2	373

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Capital Markets — continued
MSCI, Inc.	3	1,516
State Street Corp.	13	1,646
		12,112
Chemicals — 1.2%
Albemarle Corp.	2	342
Ecolab, Inc.	8	2,334
PPG Industries, Inc.	16	1,773
		4,449
Commercial Services & Supplies — 0.3%
Waste Connections, Inc.	6	1,090
Communications Equipment — 0.5%
Arista Networks, Inc. *	13	1,785
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	2	1,296
Consumer Finance — 0.4%
Capital One Financial Corp.	7	1,624
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	25	2,940
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	15	399
Comcast Corp., Class A	6	163
		562
Electric Utilities — 4.8%
Entergy Corp.	55	5,252
NextEra Energy, Inc. (a)	50	4,399
Southern Co. (The) (a)	49	4,410
Xcel Energy, Inc.	43	3,229
		17,290
Electrical Equipment — 0.4%
Eaton Corp. plc	2	493
Emerson Electric Co.	5	780
		1,273
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	22	3,160
Corning, Inc.	11	1,169
Keysight Technologies, Inc. *	4	813
		5,142
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	33	1,875
Entertainment — 2.2%
Live Nation Entertainment, Inc. *	13	1,923

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The) (a)	33	3,744
Warner Music Group Corp., Class A (a)	78	2,336
		8,003
Financial Services — 6.6%
Affirm Holdings, Inc., Class A *	18	1,111
Apollo Global Management, Inc. (a)	23	3,132
Corpay, Inc. * (a)	21	6,539
Fidelity National Information Services, Inc. (a)	59	3,238
Fiserv, Inc. *	25	1,605
Jack Henry & Associates, Inc.	8	1,507
Klarna Group plc (United Kingdom) *	8	174
Mastercard, Inc., Class A (a)	9	4,988
Toast, Inc., Class A *	32	986
WEX, Inc. *	3	378
		23,658
Food Products — 0.1%
Mondelez International, Inc., Class A	9	515
Ground Transportation — 0.9%
CSX Corp.	66	2,518
Saia, Inc. *	2	592
		3,110
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	24	2,225
Dexcom, Inc. *	13	948
Edwards Lifesciences Corp. *	15	1,210
Medline, Inc., Class A *	7	331
Medtronic plc	10	1,014
Stryker Corp.	5	1,998
		7,726
Health Care Providers & Services — 1.5%
HCA Healthcare, Inc.	3	1,272
Molina Healthcare, Inc. *	7	1,233
UnitedHealth Group, Inc. (a)	9	2,734
		5,239
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	5	261
Ventas, Inc.	31	2,406
		2,667
Hotels, Restaurants & Leisure — 3.1%
Carnival Corp. *	59	1,756
Chipotle Mexican Grill, Inc., Class A * (a)	38	1,466
Darden Restaurants, Inc.	2	362
DoorDash, Inc., Class A *	6	1,304

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Expedia Group, Inc.	2	527
McDonald's Corp. (a)	9	2,954
Yum! Brands, Inc. (a)	19	3,006
		11,375
Household Products — 0.7%
Church & Dwight Co., Inc.	25	2,423
Industrial Conglomerates — 1.2%
3M Co. (a)	28	4,263
Insurance — 3.4%
Aon plc, Class A	5	1,925
Arch Capital Group Ltd. *	7	660
Arthur J Gallagher & Co. (a)	21	5,184
Chubb Ltd.	4	1,309
Progressive Corp. (The) (a)	15	3,139
		12,217
Interactive Media & Services — 1.3%
Meta Platforms, Inc., Class A (a)	4	3,224
Pinterest, Inc., Class A *	64	1,416
		4,640
IT Services — 1.1%
Accenture plc, Class A	5	1,390
Cognizant Technology Solutions Corp., Class A (a)	25	2,074
Shopify, Inc., Class A (Canada) *	4	438
		3,902
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	11	1,517
Danaher Corp.	8	1,789
IQVIA Holdings, Inc. *	3	604
Thermo Fisher Scientific, Inc.	1	691
Waters Corp. *	3	883
		5,484
Machinery — 1.3%
AGCO Corp.	2	261
Deere & Co.	1	488
Dover Corp.	8	1,615
IDEX Corp.	6	1,208
Ingersoll Rand, Inc.	15	1,281
		4,853
Media — 0.8%
Omnicom Group, Inc.	36	2,776
Multi-Utilities — 2.6%
Ameren Corp. (a)	20	2,092

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — continued
Dominion Energy, Inc.	40	2,426
NiSource, Inc.	25	1,087
Sempra	42	3,649
		9,254
Oil, Gas & Consumable Fuels — 2.9%
Diamondback Energy, Inc.	3	434
EOG Resources, Inc.	19	2,144
EQT Corp.	35	2,004
Exxon Mobil Corp.	5	727
Kinder Morgan, Inc.	18	562
Marathon Petroleum Corp.	1	169
Targa Resources Corp.	11	2,174
TC Energy Corp. (Canada)	19	1,090
Williams Cos., Inc. (The)	18	1,244
		10,548
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	6	413
United Airlines Holdings, Inc. *	4	367
		780
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co. (a)	30	1,662
Johnson & Johnson (a)	16	3,480
		5,142
Residential REITs — 0.2%
American Homes 4 Rent, Class A	9	292
UDR, Inc.	15	554
		846
Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc. (a)	3	969
ASML Holding NV (Registered), NYRS (Netherlands) (a)	1	1,636
Broadcom, Inc.	8	2,760
Microchip Technology, Inc.	4	270
Micron Technology, Inc. (a)	2	761
NVIDIA Corp. (a)	29	5,440
NXP Semiconductors NV (Netherlands) (a)	12	2,682
Skyworks Solutions, Inc.	17	970
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	12	3,928
Texas Instruments, Inc.	10	2,236
Universal Display Corp.	12	1,431
		23,083
Software — 3.4%
Autodesk, Inc. *	7	1,740
Cadence Design Systems, Inc. *	7	2,097

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
Fortinet, Inc. *	4	333
Intuit, Inc.	6	3,112
Microsoft Corp. (a)	6	2,473
Oracle Corp.	7	1,128
PTC, Inc. *	1	194
Roper Technologies, Inc.	2	734
ServiceNow, Inc. *	5	542
		12,353
Specialized REITs — 1.5%
American Tower Corp.	9	1,601
Equinix, Inc.	3	2,210
Extra Space Storage, Inc.	11	1,596
		5,407
Specialty Retail — 4.8%
AutoZone, Inc. *	1	3,015
Best Buy Co., Inc.	9	625
Burlington Stores, Inc. * (a)	16	4,620
Lowe's Cos., Inc. (a)	18	4,809
O'Reilly Automotive, Inc. *	23	2,314
Ross Stores, Inc. (a)	5	873
Tractor Supply Co.	19	947
		17,203
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	98	2,108
HP, Inc.	28	543
Seagate Technology Holdings plc	3	1,164
Western Digital Corp.	9	2,354
		6,169
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	32	1,991
Tobacco — 0.4%
Philip Morris International, Inc.	7	1,305
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	2	1,693
Total Common Stocks (Cost $242,545)		296,695
Short-Term Investments — 17.4%
Investment Companies — 17.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (b) (c)(Cost $62,928)	62,913	62,939
Total Long Positions (Cost $305,473)		359,634

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — (78.6)%
Common Stocks — (78.6)%
Aerospace & Defense — (1.0)%
General Dynamics Corp.	—	(200)
Lockheed Martin Corp.	(5)	(3,034)
Northrop Grumman Corp.	(1)	(395)
(3,629)
Air Freight & Logistics — (0.0)% ^
United Parcel Service, Inc., Class B	(2)	(206)
Automobiles — (0.9)%
Ford Motor Co.	(187)	(2,593)
Tesla, Inc. *	(1)	(747)
(3,340)
Banks — (2.4)%
Citizens Financial Group, Inc.	(42)	(2,642)
KeyCorp	(128)	(2,751)
PNC Financial Services Group, Inc. (The)	(15)	(3,471)
(8,864)
Beverages — (0.5)%
Coca-Cola Co. (The)	(6)	(437)
Molson Coors Beverage Co., Class B	(26)	(1,250)
Monster Beverage Corp. *	(3)	(231)
(1,918)
Biotechnology — (1.9)%
Amgen, Inc.	(9)	(2,968)
Gilead Sciences, Inc.	(10)	(1,469)
Incyte Corp. *	(14)	(1,384)
Moderna, Inc. *	(25)	(1,089)
(6,910)
Broadline Retail — (1.0)%
eBay, Inc.	(41)	(3,726)
Building Products — (0.7)%
Johnson Controls International plc	(9)	(1,024)
Lennox International, Inc.	(3)	(1,592)
(2,616)
Capital Markets — (4.5)%
Bank of New York Mellon Corp. (The)	(8)	(1,011)
Blackrock, Inc.	(2)	(2,091)
Carlyle Group, Inc. (The)	(28)	(1,628)
Cboe Global Markets, Inc.	(5)	(1,393)
FactSet Research Systems, Inc.	(2)	(478)
Franklin Resources, Inc.	(149)	(3,971)
Goldman Sachs Group, Inc. (The)	(1)	(745)
Moody's Corp.	(6)	(3,048)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Capital Markets — continued
Northern Trust Corp.	(6)	(842)
Tradeweb Markets, Inc., Class A	(12)	(1,231)
(16,438)
Chemicals — (1.2)%
Air Products and Chemicals, Inc.	(9)	(2,589)
Eastman Chemical Co.	(24)	(1,635)
(4,224)
Commercial Services & Supplies — (2.7)%
Cintas Corp.	(12)	(2,366)
Republic Services, Inc., Class A	(11)	(2,286)
Veralto Corp.	(16)	(1,623)
Waste Management, Inc.	(16)	(3,429)
(9,704)
Communications Equipment — (1.6)%
Cisco Systems, Inc.	(73)	(5,697)
Consumer Finance — (0.7)%
Synchrony Financial	(33)	(2,374)
Consumer Staples Distribution & Retail — (5.6)%
Dollar General Corp.	(6)	(909)
Dollar Tree, Inc. *	(20)	(2,285)
Kroger Co. (The)	(61)	(3,823)
Sysco Corp.	(99)	(8,301)
Target Corp.	(46)	(4,872)
(20,190)
Containers & Packaging — (0.3)%
International Paper Co.	(30)	(1,199)
Distributors — (0.3)%
Pool Corp.	(4)	(1,115)
Electric Utilities — (6.1)%
American Electric Power Co., Inc.	(33)	(3,940)
Duke Energy Corp.	(37)	(4,467)
Edison International	(35)	(2,206)
Eversource Energy	(54)	(3,695)
Exelon Corp.	(72)	(3,239)
Pinnacle West Capital Corp.	(13)	(1,227)
PPL Corp.	(89)	(3,218)
(21,992)
Electrical Equipment — (0.6)%
Rockwell Automation, Inc.	(5)	(2,014)
Energy Equipment & Services — (0.4)%
Halliburton Co.	(40)	(1,333)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Entertainment — (0.6)%
TKO Group Holdings, Inc.	(11)	(2,162)
Financial Services — (2.2)%
Berkshire Hathaway, Inc., Class B *	(2)	(779)
Block, Inc. *	(10)	(636)
PayPal Holdings, Inc.	(68)	(3,605)
Voya Financial, Inc.	(18)	(1,389)
Western Union Co. (The)	(155)	(1,449)
(7,858)
Food Products — (0.8)%
Conagra Brands, Inc.	(33)	(607)
General Mills, Inc.	(22)	(1,040)
Kraft Heinz Co. (The)	(47)	(1,114)
(2,761)
Ground Transportation — (1.0)%
Lyft, Inc., Class A *	(10)	(166)
Old Dominion Freight Line, Inc.	(3)	(529)
Uber Technologies, Inc. *	(35)	(2,821)
(3,516)
Health Care Equipment & Supplies — (1.0)%
Abbott Laboratories	(8)	(841)
Dentsply Sirona, Inc.	(64)	(797)
Intuitive Surgical, Inc. *	(1)	(536)
Zimmer Biomet Holdings, Inc.	(16)	(1,434)
(3,608)
Health Care Providers & Services — (1.7)%
Centene Corp. *	(28)	(1,242)
Cigna Group (The)	(1)	(357)
CVS Health Corp.	(19)	(1,400)
Elevance Health, Inc.	(5)	(1,712)
Henry Schein, Inc. *	(12)	(900)
Labcorp Holdings, Inc.	(2)	(461)
(6,072)
Hotels, Restaurants & Leisure — (1.6)%
Airbnb, Inc., Class A *	(4)	(531)
Royal Caribbean Cruises Ltd.	(3)	(1,149)
Starbucks Corp.	(44)	(4,028)
(5,708)
Household Durables — (0.3)%
DR Horton, Inc.	(2)	(368)
NVR, Inc. *	—	(603)
(971)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Household Products — (0.5)%
Clorox Co. (The)	(6)	(753)
Procter & Gamble Co. (The)	(8)	(1,169)
(1,922)
Industrial Conglomerates — (0.8)%
Honeywell International, Inc.	(12)	(2,747)
Insurance — (5.3)%
Aflac, Inc.	(27)	(3,035)
Allstate Corp. (The)	(28)	(5,580)
American International Group, Inc.	(40)	(2,973)
Kinsale Capital Group, Inc.	(4)	(1,644)
RenaissanceRe Holdings Ltd. (Bermuda)	(4)	(1,143)
Willis Towers Watson plc	(5)	(1,572)
WR Berkley Corp.	(47)	(3,204)
(19,151)
Interactive Media & Services — (0.5)%
Alphabet, Inc., Class C	(5)	(1,714)
IT Services — (0.0)% ^
MongoDB, Inc., Class A *	—	(188)
Life Sciences Tools & Services — (1.9)%
Bruker Corp.	(28)	(1,222)
ICON plc *	(6)	(1,120)
Illumina, Inc. *	(11)	(1,592)
Revvity, Inc.	(26)	(2,808)
(6,742)
Machinery — (3.4)%
Caterpillar, Inc.	(1)	(500)
Donaldson Co., Inc.	(7)	(747)
Illinois Tool Works, Inc.	(16)	(4,072)
Otis Worldwide Corp.	(33)	(2,863)
PACCAR, Inc.	(3)	(370)
Parker-Hannifin Corp.	—	(294)
Snap-on, Inc.	(9)	(3,137)
Stanley Black & Decker, Inc.	(3)	(241)
(12,224)
Media — (1.3)%
Fox Corp., Class A	(54)	(3,908)
Paramount Skydance Corp., Class B	(24)	(272)
Sirius XM Holdings, Inc.	(18)	(373)
(4,553)
Multi-Utilities — (0.6)%
WEC Energy Group, Inc.	(19)	(2,101)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — (3.3)%
APA Corp.	(58)	(1,520)
Coterra Energy, Inc.	(26)	(765)
Devon Energy Corp.	(36)	(1,455)
Enbridge, Inc. (Canada)	(48)	(2,333)
Kinder Morgan, Inc.	(39)	(1,198)
Occidental Petroleum Corp.	(57)	(2,593)
ONEOK, Inc.	(23)	(1,817)
Valero Energy Corp.	(1)	(178)
(11,859)
Pharmaceuticals — (2.0)%
Eli Lilly & Co.	(2)	(2,668)
Merck & Co., Inc.	(21)	(2,349)
Pfizer, Inc.	(79)	(2,079)
(7,096)
Professional Services — (2.8)%
Automatic Data Processing, Inc.	(7)	(1,827)
Booz Allen Hamilton Holding Corp., Class A	(29)	(2,536)
Paychex, Inc.	(31)	(3,195)
Paycom Software, Inc.	(4)	(574)
Robert Half, Inc.	(25)	(853)
Verisk Analytics, Inc., Class A	(5)	(1,038)
(10,023)
Residential REITs — (0.1)%
AvalonBay Communities, Inc.	(3)	(543)
Retail REITs — (1.6)%
NNN REIT, Inc.	(39)	(1,638)
Realty Income Corp.	(40)	(2,453)
Simon Property Group, Inc.	(9)	(1,686)
(5,777)
Semiconductors & Semiconductor Equipment — (4.9)%
Applied Materials, Inc.	(3)	(870)
ARM Holdings plc *	(12)	(1,236)
Intel Corp. *	(28)	(1,296)
KLA Corp.	—	(514)
Monolithic Power Systems, Inc.	(3)	(4,101)
QUALCOMM, Inc.	(42)	(6,363)
Teradyne, Inc.	(14)	(3,381)
(17,761)
Software — (2.7)%
Adobe, Inc. *	(5)	(1,482)
Bill Holdings, Inc. *	(26)	(1,114)
Fair Isaac Corp. *	(1)	(1,711)
Palo Alto Networks, Inc. *	(7)	(1,216)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Software — continued
Salesforce, Inc.	(4)	(837)
Synopsys, Inc. *	(2)	(1,015)
Workday, Inc., Class A *	(13)	(2,247)
(9,622)
Specialized REITs — (0.7)%
Iron Mountain, Inc.	(9)	(830)
Public Storage	(6)	(1,595)
(2,425)
Specialty Retail — (1.1)%
Home Depot, Inc. (The)	(7)	(2,675)
TJX Cos., Inc. (The)	(9)	(1,289)
(3,964)
Technology Hardware, Storage & Peripherals — (2.2)%
Apple, Inc.	(16)	(4,159)
NetApp, Inc.	(17)	(1,611)
Sandisk Corp. *	(4)	(2,268)
(8,038)
Trading Companies & Distributors — (0.7)%
Fastenal Co.	(63)	(2,720)
Wireless Telecommunication Services — (0.6)%
T-Mobile US, Inc.	(12)	(2,346)
Total Common Stocks (Proceeds $(278,924))		(283,661)
Total Short Positions (Proceeds $(278,924))		(283,661)
Total Investments — 21.0% (Cost $26,549)		75,973
Other Assets in Excess of Liabilities — 79.0%		285,062
Net Assets — 100.0%		361,035

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $51,119.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(39)	03/20/2026	USD	(13,586)	(13)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$359,634	$—	$—	$359,634
Total Liabilities for Securities Sold Short (a)	$(283,661)	$—	$—	$(283,661)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(13)	$—	$—	$(13)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$73,284	$85,778	$96,124	$3	$(2)	$62,939	62,913	$672	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.
Futures contracts are generally valued on the basis of available market quotations.